Average Annual Total Returns - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio	Apr. 30, 2025
VIP FundsManager 50% Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.51%
Past 5 years	5.75%
Past 10 years	5.85%
F0901
Average Annual Return:
Past 1 year	9.08%
Past 5 years	5.57%
Past 10 years	5.93%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%